Foreign Exchange Forward Contracts - Summary of Financial Assets and Liabilities Included in Consolidated Balance Sheets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Net Amounts of Assets Presented in the Consolidated Balance Sheet	$ 298,000	$ 0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	4,850,000	0
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	2,037,000
Gross Amounts of Offset in the Consolidated Balance Sheet	(1,739,000)
Net Amounts of Assets Presented in the Consolidated Balance Sheet	298,000
Gross Amounts of Recognized Liabilities	6,589,000
Gross Amounts of Offset in the Consolidated Balance Sheet	(1,739,000)
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	$ 4,850,000